Income Taxes - Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
US	$ (9,696)	$ (12,672)
Foreign	(4,186)	(1,922)
Total	$ (13,882)	$ (14,594)